ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY
Condensed Statements of Cash Flows
Net cash used in operating activities	$ (5,708)	(34,556)	(31,734)	(314,966)	$ (2,441)	(14,777)	(12,525)	(31,020)
Cash flow from financing activities:
Share repurchases				(15,332)				(15,332)
Payment of initial public offering costs				(1,315)				(1,315)
Proceeds from issuance of ordinary shares upon exercise of share options	31	185		583	31	185		583
Net cash (used in) provided by financing activities	2,694	16,309	(7,486)	5,702	31	185		(16,064)
Effect of exchange rate changes on cash and cash equivalents	(23)	(141)	(17)	(5,507)	(18)	(109)	(102)	(1,942)
Net decrease in cash and cash equivalents	(7,506)	(45,438)	(44,402)	(285,197)	(2,428)	(14,701)	(12,627)	(49,026)
Cash and cash equivalents at the beginning of the year	31,559	191,048	235,450	520,647	3,543	21,453	34,080	83,106
Cash and cash equivalents at the end of the year	$ 24,053	145,610	191,048	235,450	$ 1,115	6,752	21,453	34,080